Note Payable (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 16, 2020	Mar. 01, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 16, 2022
Debt Instrument, Interest rate			3.00%		3.00%
Repayment of debt			$ 45,000	$ 8,000	$ 20,000
First Six Months [Member]
Repayment of debt			1,000		1,000
Seven and Eight Months [Member]
Repayment of debt			2,000		2,000
Nine Through Twenty Three Months [Member]
Repayment of debt			5,000		5,000
24th Month [Member]
Notes payable			$ 180,224		$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Notes payable		$ 265,244
Debt Instrument, Interest rate		10.00%
Debt instrument, term		24 months
Huntington National Bank [Member]
Loan	$ 90,100
Loan Interest Rate							1.00%